Segment reporting (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Six months ended April 30, 2022	3,771,437	8,719,756	12,491,193
Six months ended April 30, 2021	1,205,384	69,240	1,274,624

Non-current assets
Six months ended April 30, 2022	14,894,897	87,903,817	102,798,714
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223